COMMITMENTS AND CONTINGENCIES (Details Narrative) $ / shares in Units, ₩ in Millions					4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Nov. 01, 2023 USD ($)	Mar. 05, 2021 shares	Mar. 04, 2021 shares	Mar. 10, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Mar. 14, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Aug. 12, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jan. 27, 2021 USD ($)
Loss Contingencies [Line Items]
Accounts payable and accrued expenses	$ 245,751									$ 245,751
Research and development expense										236,710	$ 136,404
Research and Development Sponsorship Agreement One [Member] | Korea University [Member]
Loss Contingencies [Line Items]
Research and development expense | ₩						₩ 275.0
Sponsor fees	180,950
Remaining owes research and development expense	30,800									30,800			₩ 40.0
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member]
Loss Contingencies [Line Items]
Sponsor fees	4,574
Remaining owes research and development expense	$ 12,058									$ 12,058			₩ 15.7
Subsequent Event [Member] | Research and Development Sponsorship Agreement Two [Member] | Korea University [Member]
Loss Contingencies [Line Items]
Research and development expense | ₩					₩ 21.6
Subsequent Event [Member] | Research and Development Sponsorship Agreement Two [Member] | Korea University [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Research and development expense								$ 406,560	₩ 528.0
DHC Acquisition Corp [Member]
Loss Contingencies [Line Items]
Number of days after the completion of the business combination										45 days
Stock issued during period | shares				300,000,000
Stock repurchased and retired during period, shares | shares			3,554,928
Deferred underwriting fee payable, per unit | $ / shares	$ 0.35									$ 0.35
Deferred underwriting fee	$ 10,830,775									$ 10,830,775
Deferred underwriting fee forgiven		$ 10,397,544
Adjustment to additional paid in capital deferred underwriting commission waived										10,397,544
Gain on extinguishment of underwriting liability recognized in income statement										348,344
Deferred underwriting fee payable	433,231									433,231	10,830,775
DHC Acquisition Corp [Member] | Agreement With The Companies Legal Advisors [Member]
Loss Contingencies [Line Items]
Other commitement														$ 4,000,000
Remaining commitment amount post business combination														$ 1,750,000
DHC Acquisition Corp [Member] | Agreement With The Companies Legal Advisors [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Remaining commitment amount post business combination												$ 500,000
Consideration Paid												$ 3,500,000
Captial raised in the form of debt or equity								1,000,000
Proceeds raised from captial								5,000,000
Principle consideration payable							$ 1,250,000	1,750,000
Monthly installement of principle consideration payable							$ 125,000	$ 145,833
DHC Acquisition Corp [Member] | Other Current Liabilities [Member] | Agreement With The Companies Legal Advisors [Member]
Loss Contingencies [Line Items]
Accounts payable and accrued expenses	4,380,958									4,380,958	2,691,769
DHC Acquisition Corp [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Consultant fee																$ 2,000,000
DHC Acquisition Corp [Member] | Consulting Agreement [Member] | Accounts Payable and Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Accounts payable and accrued expenses	$ 2,000,000									2,000,000	$ 2,000,000
DHC Acquisition Corp [Member] | Capital Market Advisory Agreement [Member]
Loss Contingencies [Line Items]
Transaction fee payable minimum															$ 2,000,000
Additional transaction fees payable as a percentage of amount raised from investors															4.00%
DHC Acquisition Corp [Member] | Retained Earnings [Member]
Loss Contingencies [Line Items]
Stockholders equity forgiveneess of deferred underwriting fees										$ 10,049,200
Over-Allotment Option [Member] | DHC Acquisition Corp [Member]
Loss Contingencies [Line Items]
Option vesting period										30 days
Stock issued during period | shares										4,500,000
Over-Allotment Option [Member] | DHC Acquisition Corp [Member] | Partial Exercise Of Over Allotment Option [Member] | Underwriters [Member]
Loss Contingencies [Line Items]
Stock issued during period | shares			945,072